Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Line Items]
Crude oil	$ 3,369	$ 1,969
Materials and spares	5,940	3,769
Inventories	$ 9,309	$ 5,738